Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum aggregate lease commitments under non-cancelable operating lease agreements
As of the year ended December 31,	Premises	Motor vehicles	Total

2019	928	66	994
2020	865	-	865
2021	123	-	123
2022	123	-	123
2023	41	-	41

	$2,080	$66	$2,146